Shareholder Fees - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO	Jun. 29, 2024 USD ($)
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none